SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP) for financial information necessary for the fair statement of the results and financial position for the periods presented. These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates.

Basis of consolidation

Basis of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

Heng Cheng

The VIE arrangements

Foreign ownership of internet-based businesses, including distribution of online information (such as an online marketplace connecting borrowers and investors), is subject to restrictions under current PRC laws and regulations. For example, foreign investors are not allowed to own more than 50% of the equity interests in internet-based businesses (except E-Commerce) and any such foreign investor must have experience in providing internet-based businesses services overseas and maintain a good track record in accordance with the Guidance Catalog of Industries for Foreign Investment promulgated in 2007, as amended in 2011 and 2015, respectively, and other applicable laws and regulations. The Company is a Cayman Islands company and Heng Ye (its PRC subsidiary) is considered foreign invested enterprise. To comply with these regulations, the Company conducts the majority of its activities in PRC through Heng Cheng (its consolidated VIE).

Heng Cheng hold the requisite licenses and permits necessary to conduct the Company's online marketplace connecting borrowers and investors business. Heng Ye has entered into the following contractual arrangement with Heng Cheng, that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of Heng Cheng, and (2) receive the economic benefits of Heng Cheng that could be significant to Heng Cheng. Accordingly, the Company is considered the primary beneficiary of Heng Cheng and has consolidated Heng Cheng's assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

In concluding that the Company is the primary beneficiary of Heng Cheng, the Company believes that the Heng Ye's rights under the terms of the exclusive option agreements provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreements are valid, binding and enforceable under PRC laws and regulations currently in effect. A simple majority vote of the Company's board of directors is required to pass a resolution to exercise Heng Ye's rights under the exclusive option agreements, for which consent of the shareholders of Heng Cheng is not required. Heng Ye's rights under the exclusive option agreements give the Company the power to control the shareholders of Heng Cheng and thus the power to direct the activities that most significantly impact the Heng Cheng's economic performance. In addition, Heng Ye's rights under the powers of attorney also reinforce the Company's abilities to direct the activities that most significantly impact Heng Cheng's economic performance. The Company also believes that this ability to exercise control ensures that Heng Cheng will continue to execute and renew services agreements and pay service fees to the Company. The exclusive business cooperation agreement will be terminated upon the expiration of the operation term of either party if the application for renewal of its operation term is not approved by the relevant government authorities. As a result, the Company believes that it has the rights to receive substantially all of the economic benefits from Heng Cheng.

•	Agreements that provide Heng Ye effective control over Heng Cheng

Power of attorney The shareholders of Heng Cheng have executed an irrevocable power of attorney in favor of Heng Ye, or entity or individual designated by Heng Ye. Pursuant to this powers of attorney, Heng Ye or its designee has full power and authority to exercise all of such shareholder's rights with respect to his equity interest in Heng Cheng. The power of attorney will remain in force for so long as the shareholder remains a shareholder of Heng Cheng.

Exclusive option agreement Heng Cheng and its shareholders have also entered into an exclusive share option agreement with Heng Ye. Pursuant to this agreement, the shareholders of Heng Cheng has granted an exclusive option to Heng Ye or its designees to purchase all or part of such shareholders' equity interest, at a purchase price equal to the higher of the registered capital of Heng Cheng or the lowest price required under PRC laws at the time of such purchase.

Equity interest pledge agreement The shareholders of Heng Cheng has also entered into an equity pledge agreement with Heng Ye, pursuant to which each shareholder pledged his interest in Heng Cheng to guarantee the performance of obligations of Heng Cheng and its shareholders under the exclusive business cooperation agreement, loan agreements, exclusive option agreements and powers of attorney.

•	Agreements that transfer economic benefits to Heng Ye

Exclusive business cooperation agreement Heng Ye has entered into exclusive business cooperation agreement with Heng Cheng. Pursuant to this exclusive business cooperation agreement, Heng Ye provides comprehensive technical support, consulting services and other services to Heng Cheng in exchange for service fees. Heng Ye has the sole discretion to determine the amounts of the services fees.

During the term of exclusive business cooperation agreement, both Heng Ye and Heng Cheng shall renew their operation terms prior to the expiration thereof so as to enable the exclusive business cooperation agreement to remain effective. The exclusive business cooperation agreement shall be terminated upon the expiration of the operation term of either Heng Ye or Heng Cheng, if the application for renewal of their operation terms are not approved by relevant government authorities.

The agreement may be terminated only at the option of Heng Ye and Heng Cheng has no authority to terminate the exclusive business cooperation agreement.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with Heng Cheng and its current shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	Revoke the business and operating licenses of Heng Ye and Heng Cheng;

•	Discontinue or restrict the operations of any related-party transactions among Heng Ye and Heng Cheng;

•	Impose fines or other requirements on Heng Ye and Heng Cheng;

•	Require the Company or Heng Ye and Heng Cheng to revise the relevant ownership structure or restructure operations; and/or

•	Restrict or prohibit the Company's use of the proceeds of the additional public offering to finance the Company's business and operations in China.

•	Shutting down the Company's servers or blocking the Company's online platform;

•	Discontinuing or placing restrictions or onerous conditions on the Company's operations; and/or

•	Requiring the Company to undergo a costly and disruptive restructuring.

The Company's ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate Heng Cheng in its consolidated financial statements as it may lose the ability to exert effective control over Heng Cheng and its shareholder, and it may lose the ability to receive economic benefits from Heng Cheng.

The interests of the shareholders of Heng Cheng may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing Heng Cheng not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of Heng Cheng will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of Heng Cheng may encounter in its capacity as beneficial owners and directors of Heng Cheng, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of Heng Cheng will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of Heng Cheng should they act to the detriment of the Company. The Company relies on certain current shareholders of Heng Cheng to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of Heng Cheng, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial statement amounts and balances of Heng Cheng was included in the accompanying consolidated financial statements:

	As of December 31,
	2014	2015
Assets
Cash and cash equivalents	222	22,316
Restricted cash	—	69,979
Accounts receivable	25,971	12,814
Prepaid expenses and other assets	32,592	36,162
Amounts due from related parties	5,489	13,416
Short-term investments	—	4,632
Property, equipment and software, net	551	678
Deferred tax assets	—	27,153
Total assets	64,825	187,150

Liabilities
Accounts payable	—	695
Amounts due to related parties	—	529
Liabilities from risk reserve fund guarantee	—	84,354
Deferred revenue	—	18,139
Accrued expenses and other liabilities	28,813	37,741
Total liabilities	28,813	141,458

	For the years ended December 31,
	2013	2014	2015
Net revenue	3,131	31,893	209,585
Net (loss)/income	(8,342)	(4,497)	74,121

	For the years ended December 31,
	2013	2014	2015
Net cash (used in)/provided by operating activities	(11,274)	(36,846)	57,183
Net cash used in investing activities	(123)	(580)	(5,648)

In accordance with the VIE contractual arrangements, Heng Ye has the power to direct activities of Heng Cheng, and can have assets transferred out of Heng Cheng. There are no consolidated VIE's assets that are collateral for the VIE's obligations and can only be used to settle the VIE's obligations. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its paid-in capital, capital reserve and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 14 for disclosure of restricted net assets.

Heng Cheng began to provide services through an online marketplace connecting borrowers and investors in December 2014. Currently, Heng Cheng operates with website  www.yirendai.com.

Consolidated Trust

As part of the Group's strategy to expand its investor base from individual investors to institutional investors, in October 2015, the Company established a business relationship with the Trust under which the Trust invested in loans through the Company's platform using funds received from its sole beneficiary. The Trust is administered by a third-party state-owned trust company ("the trust company"), which acts as the trustee, for the purposes of providing returns to its sole beneficiary through extending loans up to an aggregate principal amount of US$38.6 million to borrowers recommended by the Company. The Trust's settlor and sole beneficiary is a fund managed by Zhe Hao Shanghai Asset Management Company, or Zhe Hao, an affiliate of CreditEase ("the Fund").

The Company holds variable interest in the Trust through two items.

Under the Cooperator's Service and Management Agreement between the Company and the trust company, the Company provides loan facilitation and post-origination services to the Trust. The Company does not charge the Trust any direct fee. Instead, fee is charged from the borrowers upon the inception of the loan. A loan agreement was signed between the trust company (as lender) and the borrowers. Through a separate loan service contract, the Company charges transaction fee from the borrowers. There is a transaction fee refund clause that differentiates this contract from other similar contracts signed by the Company. This clause will cause the Company to retain some level of prepayment risk on the underlying loans in the Trust.

Under a deposit agreement between the Company and the trust company, the Company pays a security deposit in the amount of 6% of the total loan contract principles to the Trust as a security fund to protect the Trust from potential losses from loan default. Regardless of the default rate of the loans invested by the Trust, the Company will not transfer any additional cash into the Trust's security fund other than the foregoing amount. When a default occurs, the Trust will use cash from the security fund to cover the defaulted amount. When the Trust is dissolved, if the amount of payouts remains below 20% of the cash set aside in the security fund, the remainder of the security fund will be returned to the Company. Otherwise, the remainder of the security fund will become part of the Trust's assets and subject to distributions made to the Trust's sole beneficiary.

The Company holds variable interest in the Trust through the transaction fee charged as the terms of the arrangement is not customarily present in arrangements for similar services. The Company also holds variable interest in the Trust through the security deposit provided to the Trust as the security deposit is considered a guarantee of the repayment of the loans of the Trust.

Since cash received from the Fund is invested in loans at inception of the entity, loan servicing and default loan collection performed by the Company are the activities that most significantly impact the Trust's economic performance. Therefore, the Company has power to direct the activities of the Trust.

Without considering the defaults and the re-investment return, the expected return of the Trust is about 12% of the loan's face value. The Company's transaction fee arrangement takes around 27.6% of the loan's face value as an upfront fee. Although the fee is partially refundable depending on the loan repayment timing, it still could be significant to the VIE. As a result, the Company also has the right to receive benefits from the VIE that could potentially be significant to the VIE.

Accordingly, the Company is considered the primary beneficiary of the Trust and has consolidated the Trust's assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Zhe Hao (on behalf of the Fund) transferred its 100% beneficiary rights (after deducting the benefit from the Trust enjoyed by the Fund during the period prior to the transfer of US$2.1 million) in the Trust to China International Capital Corporation Limited in 2016 to issue asset backed securities to investors. Please refer to Note 16 for details.

The assets of the Trust are not available to creditors of the Company. In addition, the sole beneficiary in the Trust has no recourse against the assets of the Company.

The following financial statement amounts and balances of the Trust was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

As of December 31,
2015
Assets
Restricted cash	4,745
Prepaid expenses and other assets	213
Loans at fair value	34,164
Total assets	39,122

Liabilities
Payable to the Fund at fair value	39,049
Accrued expenses and other liabilities	110
Total liabilities	39,159

For the year ended December 31,
2015
Net revenue	—
Net loss	1,804

For the year ended December 31
2015
Net cash used in operating activities	(2,030)
Net cash used in investing activities	(37,724)
Net cash provided by financing activities	39,792

All assets of consolidated Trust are collateral for the Trust obligations and can only be used to settle the Trust‘s obligations.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group's financial statements are revenue recognition, liabilities from risk reserve fund service, fair value of risk reserve fund service, loans at fair value, payable to the Fund at fair value and income tax.

Revenue recognition

Revenue recognition

The Group provides services as an online marketplace connecting borrowers and investors. The three major deliverables provided are loan facilitation services, risk reserve fund guarantee, and post-origination services (e.g. automated investing tool, cash processing, collection and SMS services).

The Group charges fees for facilitating loan originations, for the automated investing tool to investors opting for that service, and for monthly service (covering cash processing services, collection services and SMS services), while for those who do not opt for automated investing tool, the Group charges fees for facilitating loan originations and for monthly service (covering cash processing services, collection services and SMS services) (collectively as “non-contingent fees”). The Group also receives fees contingent on future events (e.g., penalty fee for loan prepayment and late payment, fee for transferring loans over the secondary loan market, and other service fees, etc.) and fee for providing borrower acquisition and referral services to CreditEase Puhui Information Consulting (Beijing) Co., Ltd. (“CreditEase Puhui”).

In order to be more competitive by providing a certain level of assurance to the investors, the Group reimburses the loan principal and interest to the investor in case of borrower's default and then collects the amounts either from borrowers through its collection team or a guarantee company.

Before August 2013, the Group provided such investor protection service in the form of a risk reserve fund, under which the Group set aside some fee earned as risk reserve fund and repaid the investor in the case of default (“risk reserve model”). The Group charged investors a risk reserve fund service fee at a rate of 10% based on the monthly interest on loans and recognized such servicing fee as revenue of the investor protection service.

After August 2013, the Group introduced a guarantee arrangement with a guarantee company, under which the guarantee company provides guarantee service to the investors (“guarantee model”). The guarantee company charged the investors at a rate of 10% based on monthly interest on loans as servicing fee, which is to be collected by the Group on behalf of the guarantee company and no longer recorded these amounts as revenue. When the Group switched the investor protection service from the previous risk reserve fund model to the guarantee model, a one-time fee of $266 was paid to the guarantee company for its assumption of the obligation of the Group on the outstanding loan balances that were covered under the previous risk reserve fund model. Such fee was included in the origination and servicing expenses in 2013.

Multiple element revenue recognition

The Group considers the loan facilitation services, the risk reserve fund guarantee and post-origination services as a multiple deliverable revenue arrangement and the lenders are regarded as the sole customer. The Group has concluded that although it does not sell those services independently, all three deliverables have standalone value as others do sell them independently in the market and they have value to the customer independently. Thus, all non-contingent fees are allocated among these three deliverables.

The Group allocates non-contingent fees to be received consistent with the guidance in ASC 605-25. It first allocates the amount equal to the fair value of the stand-ready liability from the risk reserve fund guarantee. Then the remaining fees are allocated to the loan facilitation services and post-origination services using their relative estimated selling prices. The Group does not have vendor specific objective evidence (“VSOE”) of selling price for the loan facilitation services and post-origination services because it does not provide loan facilitation services or post-origination services separately.

In August 2013, because the guarantee company assumed the guarantee obligation of the Group on the outstanding loan balances that were covered under the previous risk reserve fund, the Group was released from such obligation, and therefore recognized the outstanding stand-ready liability of the guarantee as revenue. The Group did not recognize revenue for the risk reserve fund service previously, as it considered that netting the changes in the guarantee with the revenue was more representative of the Group's obligation. No separate guarantee revenue or guarantee provision expense had been recognized in the Consolidated Statement of Operations.

Under the guarantee model, the total fees are allocated based upon the relative selling price of the loan facilitation services and post origination services.

The Group does not have vendor specific objective evidence (“VSOE”) of selling price for the loan facilitation services and post-origination services because it does not provide loan facilitation services or post-origination services separately.

For cash processing services, collection services and SMS services (all of which are part of the post-origination services), the Group uses third-party evidence (“TPE”, which is the prices charged when sold separately by its service providers) as the basis of revenue allocation.

Although other vendors may sell these services separately, TPE of selling price of the loan facilitation services and automated investing tool services (part of post-origination services) does not exist as public information is not available regarding what our competitors may charge for those services. As a result, the Group generally uses its best estimate of selling prices (“BESP”) of loan facilitation services and automated investing tool services as the basis of revenue allocation. In estimating its selling price for the loan facilitation services and automated investing tools services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group's services, and other market factors.

For each type of service, the Group recognizes revenues when the following four revenue recognition criteria are met for each revenue type: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Collectability of fees

The Group either collects the entire amount of the loan facilitation fee upfront, or collects a portion upfront and the rest on a monthly basis over the term of the loan. The management fee charged to self-directed investors and the automated investing tool investors are collected on a monthly basis through the loan period. All the transaction fees charged before December 31, 2014 were guaranteed by Tian Da Xin An (Beijing) Guarantee Co., Ltd. (“Tian Da Xin An”), a guarantee company.

Starting from January 2015, the collection of transaction fee is no longer guaranteed by Tian Da Xin An. The Group evaluated the following factors for uncertainty of the collectability: (i) credit risk of the portfolio; (ii) prepayment risk; (iii) risk profile change from launching new products and (iv) macroeconomic cycle, etc. and concluded that the collectability could not be reasonably assured. Thus fees charged on a monthly basis are not recognized until collectability could be reasonably assured.

Revenue from loan facilitation services

Prior to the end of 2014, the aforementioned four criteria for revenue recognition were met upon completion of the loan facilitation services. The Group recognized 100% of the transaction fee as revenue and recorded no allowance for the uncollectible accounts, as all the transaction fees in relation to loan facilitated before December 31, 2014 were guaranteed by Tian Da Xin An . Starting from first quarter of 2015, the Group recognizes the cash received that is allocated to loan facilitation services as revenue upon completion of the related service. Cash received as upfront fees is allocated first to the risk reserve guarantee and then to loan facilitation services and post-origination services based on their relative selling prices. For fees that is partially refundable to the borrowers, the revenue is not recognized until the fee become non-refundable.

Revenue from post-origination services

The fees collected upfront allocated to post-origination services are deferred and recognized over the period of the loan on a straight line basis.

Other revenue

Other revenue includes penalty fee for loan prepayment (for loan originated before December 31, 2014) and late payment, one-time fees for transferring loans over the secondary loan market, and fee for providing borrower acquisition and referral services. The penalty fee, which is fees paid to the investors that are assigned to us by the investors, will be received as a certain percentage of past due amounts in case of late payment or a certain percentage of interest over the prepaid principal loan amount in case of prepayment.

Cash incentives and Yiren coins membership reward program

To expand its market presence, every now and then the Group provides cash incentives to investors. Each individual incentive program only lasts for a week or a few weeks. During the relevant incentive program period, the Group set certain thresholds for the investor to qualify to enjoy the cash incentive. When qualified investment is made, the cash payment is provided to the investor as a percentage of the investment amount. The cash incentives provided are accounted for as reduction of revenue in accordance with ASC subtopic 605-50.

The Group has also established a membership reward program wherein investors can earn Yiren coins when purchase reached a certain amount made on the Group's platforms. Yiren coins can be used in connection with subsequent purchases. The expiry dates of these Yiren coins vary based on different individual promotional programs, while are generally ranged from three months to two years period. The Group accrues liabilities for the estimated value of the Yiren coins and expected to be used, which are based on all outstanding Yiren coins related to prior purchases at the end of each reporting period, as it does not currently have sufficient historical data to reasonably estimate the usage rate of these Yiren coins. These liabilities reflect management's best estimate of the cost of future usages. As of December 31, 2014 and 2015, the Group recorded accrued expenses related to Yiren coins earned from prior purchases of $nil and $4,556, respectively.

The Group does not charge any fees from its registered investors and borrowers. New investors and borrowers who register on the Group's platforms or existing investors and borrowers introducing new investors/borrowers to the Group's platform will be granted free Yiren coins, which can be used for future purchases. These Yiren coins are not related to prior purchases and are recorded as reduction of revenues at the time of use.

Liabilities from risk reserve fund guarantee

Liabilities from risk reserve fund guarantee

Starting from January 1, 2015, the Group terminated the relationship with Tian Da Xin An, the guarantee company, and launched a new investor protection service in the form of a financial guarantee called the risk reserve fund. If a loan originated on or after January 1, 2015 defaults, the Group guarantees the principal and accrued interest repayment of the defaulted loan up to the balance of the risk reserve fund on a portfolio basis. The risk reserve fund being set aside equals 6%-7% of the total loan facilitation amount. The Group reserves the right to revise the percentage upwards or downwards as a result of the Group's continuing evaluation of factors such as market dynamics as well as of its product lines, profitability and cash position.

At the inception of each loan, the Group recognizes a stand-ready liability as the fair value of the risk reserve fund guarantee in accordance with ASC 460-10-55-23 (b).

According to ASC 460-10-35-1, the stand-ready liability initially recognized would typically be reduced (by a credit to earnings) as the Group is released from risk under the guarantee either through expiry or performance. The recognition of a contingent liability results in the recognition of expenses in earnings. The Group tracks its stand-ready liability on a loan-by-loan basis to monitor the expiration. When the Group releases the stand-ready liability through performance of the guarantee (by making payments on defaulted loans), it recognizes revenue along with the loss on defaulted loans. Revenue from releasing of stand-ready liability and expenses from recognition of contingent liability related to the risk reserve fund guarantee are presented on a net basis in the income statement. On a portfolio basis, when the aggregate contingent liability required to be recognized under ASC 450-20-25 exceeds the risk reserve fund liability balance, the Group will record the excess as expense.

The movement of liability from risk reserve fund guarantee during the year ended December 31, 2015 is as follows:

As of January 1, 2015	—
Provision at the inception of new loans (Note)	105,340
Payment	(20,986)

As of December 31, 2015	84,354

Note:	Amount represents cash received on non-contingent fees allocated to the stand-ready liability for loans generated during the year.

As of December 31, 2015, the maximum potential undiscounted future payment the Group would be required to make was $69,979, which takes into account of the amount set aside by the Group in the restricted cash balance of the risk reserve fund.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

•	Level 2-inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value option

The Company has elected the fair value option for the assets and liabilities of the consolidated trust. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. The Company has applied the fair value option for certain loans and debt obligations held by the consolidated trust that otherwise would not have been carried at fair value. See Note 4 for further disclosure on financial instruments of the consolidated trust for which the fair value option has been elected.

Fair value of financial instruments

Fair value of liabilities from financial guarantee associated to risk reserve fund

The fair value of the stand-ready liability associated with the risk reserve fund guarantee recorded at the inception of the loan was estimated using a discounted cash flow model to our expected payouts from the risk reserve fund, and also by incorporating a markup margin. The Group estimates its expected future payouts based on its current product mix as well as its estimates of expected net charge-off rates and expected collection rates and a discount rate. The expected future cash payout is capped at the restricted cash balance of the risk reserve fund. In the fourth quarter of 2015, in order to continue to attract new and retain existing investors and to remain consistent with the current industry practice in China, the Group set aside more cash in the risk reserve fund from the fourth quarter of 2015, based on its current business intention but not legal obligation, so that the balance in the risk reserve fund is enough to cover the expected payouts.

The Group estimated the expected net charge-off rates of the loan facilitated as the weighted average of the expected net charge-off rates of loan Grade A, B, C, and D. The Group developed the expected net charge-off rates for Grade A based on the Group's historical experience and Grade D by reference to the past performance of similar products of CreditEase. Grade B and C loans have credit risks higher than Grade A but lower than Grade D.

Fair value of loans and payable to the Fund at fair value

The Company has elected fair value accounting for loans and related payable to Fund. Changes in the fair value of loans for the period are recorded as fair value adjustments and included in origination and servicing expenses. The Company estimates the fair value of loans using a discounted cash flow valuation methodology. The fair valuation methodology considers projected prepayments and net charge off to project future losses and net cash flows on loans.

The Company has adopted the measurement alternative included in ASU 2014-13 - the new collateralized financing entity (“CFE”) guidance. Amounts presented for the year ended December 31, 2015 in the consolidated statements of operations reflect the adoption of this accounting guidance in 2015.

Pursuant to the new CFE guidance, the Company measures both the financial assets and financial liabilities of the consolidated asset backed financing entity in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities. The Company believes the fair value of the financial assets of the consolidated trust is more observable than the fair value of the financial liability of the consolidated trust. As a result, the loans of the consolidated trust are measured at fair value and the payable to fund is measured in consolidation as: (i) the sum of the fair value of the loans and the carrying value of any non-financial assets that are incidental to the operations of the trust less (ii) the sum of the fair value of loan default loss borne by the Company through the security deposit. The resulting amount is allocated to the individual financial liabilities (other than the beneficial interest retained by the Company) using a reasonable and consistent methodology. Under the measurement alternative, the Company's consolidated net income reflects the Company's own economic interests in the consolidated trust including changes in the fair value of the beneficial interests retained by the Company, which is the fair value of the loan default loss borne by the Company through the security deposit.

Fair value of other financial instruments

Financial instruments include cash and cash equivalents, restricted cash, amount due from/to related parties, accounts receivable and accounts payables. The carrying values of cash and cash equivalents, restricted cash, amounts due from/to a related party, accounts receivable and accounts payables are recorded at historical cost. Given the short-term nature of these instruments, the Company considers the amortized cost to approximate their fair value reported in the consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include the Company's unrestricted deposits with financial institutions in checking, money market and short-term certificate of deposit accounts. The Company considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

Restricted cash

Restricted cash

Restricted cash represents: (i) cash in risk reserve fund which is managed by the Group through a restricted bank account; (ii) cash held by the consolidated trust through a segregated bank account which is not available to fund the general liquidity needs of the Company.

Accounts receivable and allowance for uncollectible accounts receivable

Accounts receivable and allowance for uncollectible accounts receivable

Accounts receivable are stated at the historical carrying amount net of write-offs and allowance for uncollectible accounts. The Group establishes an allowance for uncollectible accounts receivable based on estimates, historical experience and other factors surrounding the credit risk of specific clients. Uncollectible accounts receivable are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.

The Group recorded no allowance for the uncollectible accounts receivables as of December 31, 2014 due to all accounts receivables were guaranteed by Tian Da Xin An (see Note 8). With the termination of the guarantee contract in relation to loan facilitated on or after January 1, 2015 with Tian Da Xin An, the Group does not record additional accounts receivable during the year ended December 31, 2015 and no allowance is recorded on the balance sheet as of December 31, 2015.

Short-term investments

Short-term investments

The Group's short-term investments mainly include held-to-maturity securities, comprising of term deposits and debt securities placed with banks. Held-to maturity securities that will mature within one year are included in short-term investments. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost.

Property and equipment, net

Property, equipment and software, net

Furniture and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term
or expected useful lives

Gains and losses from the disposal of property, equipment and software are included in income from operation.

Origination and servicing expense

Origination and servicing expense

Origination and servicing expense consists primarily of variable expenses and vendor costs, including costs related to credit assessment, customer and system support, payment processing services and collection associated with facilitating and servicing loan.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

Value added taxes (“VAT”)

The Group is subject to VAT at the rate of 6% or 3%, depending on whether the entity is a general tax payer or small-scale taxpayer, and related surcharges on revenue generated from providing services. VAT is also reported as a deduction to revenue when incurred and amounted to $191, $1,858 and $18,786 for the year ended December 31, 2013, 2014 and 2015, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other liabilities on the face of balance sheet.

Net income (loss) per share

Net income (loss) per share

Basic and diluted net income (loss) per share is computed by dividing loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of Yirendai is US dollar. The functional currency of the Company's subsidiaries and VIEs in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Company with functional currency of RMB translates its operating results and financial positions into US dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of US$222 and US$130,641, which were denominated in RMB, at December 31, 2014 and 2015, respectively, representing 100% and 41% of the cash and cash equivalents at December 31, 2014 and 2015, respectively.

Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily included in the financial lines of cash and cash equivalents, accounts receivable, prepaid expenses and other assets. As of December 31, 2014, substantially all of the Group's cash and cash equivalents were deposited in financial institutions located in the PRC. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended December 31, 2015.

There are no customers of the Group that accounted for greater than 10% of the Group's carrying amount of accounts receivable as of December 31, 2014 and 2015.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements

In May 2014, the FASB issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract (s) with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, FASB issued its final standard formally amending the effective date of the new revenue recognition guidance. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-13, "Consolidation (Topic 810): Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity" The guidance is to eliminate diversity in practice in the accounting for measurement differences in both the initial consolidation and subsequent measurement of the financial assets and the financial liabilities of a collateralized financing entity. A reporting entity that consolidates a collateralized financing entity within the scope of the new guidance may elect to measure the financial assets and the financial liabilities of that collateralized financing entity using either the measurement alternative included in the new guidance or the existing guidance on fair value measurement. When a reporting entity elects the measurement alternative included in the new guidance for a collateralized financing entity, the reporting entity should measure both the financial assets and the financial liabilities of that collateralized financing entity in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities. The guidance is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2015. Early adoption is permitted. As noted earlier, the Group elected to early adopt this guidance.

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810) — Amendments to the Consolidation Analysis”. The amendments in Topic 810 respond to stakeholders' concerns about the current accounting for consolidation of variable interest entities, by changing aspects of the analysis that a reporting entity must perform to determine whether it should consolidate such entities. Under the amendments, all reporting entities are within the scope of Subtopic 810-10, Consolidation – Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The amendments are intended to be an improvement to current U.S. GAAP, as they simplify the codification of FASB Statement No. 167, Amendments to FASB Interpretation No. 46 (R), with changes including reducing the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and placing more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for publicly-traded companies for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Earlier adoption is permitted. The Group elected to early adopt this guidance.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" This guidance revises the accounting related to the classification and measurement of investments in equity securities as well as the presentation for certain fair value changes in financial liabilities measured at fair value, and amends certain disclosure requirements. The guidance requires that all equity investments, except those accounted for under the equity method of accounting or those resulting in the consolidation of the investee, be accounted for at fair value with all fair value changes recognized in income. For financial liabilities measured using the fair value option, the guidance requires that any change in fair value caused by a change in instrument-specific credit risk be presented separately in other comprehensive income until the liability is settled or reaches maturity. The guidance is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2017, with early adoption permitted for certain provisions. A reporting entity would generally record a cumulative-effect adjustment to beginning retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.